Derivative Financial Instruments and Risk Management Policies - Evolution of Hedges in Equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	€ 502	€ 560
Changes in the fair value registered in equity	(571)	273
Transfer to the initial value of hedged item	(1)	(6)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	26
Transfer to the income statement of the period - the hedged item has affected profit or loss	718	(351)
Total translation differences	(2)	0
Other movements	0	0
Balance of hedges in equity at end of period	646	502
Derivative instruments | Net investment Hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	1,349	1,535
Changes in the fair value registered in equity	713	(260)
Transfer to the initial value of hedged item	0	0
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	0	73
Total translation differences	(1)	1
Other movements	0	0
Balance of hedges in equity at end of period	2,061	1,349
Amounts remaining in equity for continuing hedges	2,061	1,349
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	0	0
Derivative instruments | Interest rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(148)	(295)
Changes in the fair value registered in equity	(71)	(5)
Transfer to the initial value of hedged item	3	2
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	26
Transfer to the income statement of the period - the hedged item has affected profit or loss	67	124
Total translation differences	(1)	0
Other movements	(4)	0
Balance of hedges in equity at end of period	(154)	(148)
Amounts remaining in equity for continuing hedges	(68)	(12)
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(86)	(136)
Derivative instruments | Exchange rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(156)	(348)
Changes in the fair value registered in equity	(923)	572
Transfer to the initial value of hedged item	(1)	(4)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	633	(371)
Total translation differences	0	(1)
Other movements	4	(4)
Balance of hedges in equity at end of period	(443)	(156)
Amounts remaining in equity for continuing hedges	(478)	(188)
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	35	32
Derivative instruments | Interest rate and exchange rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(310)	(78)
Changes in the fair value registered in equity	(476)	67
Transfer to the initial value of hedged item	(4)	(7)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	267	(295)
Total translation differences	0	0
Other movements	0	3
Balance of hedges in equity at end of period	(523)	(310)
Amounts remaining in equity for continuing hedges	(433)	(216)
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(90)	(94)
Financial Instruments excluding Derivatives | Net investment Hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(6)	(5)
Changes in the fair value registered in equity	6	(1)
Transfer to the initial value of hedged item	0	0
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	0	0
Total translation differences	0	0
Other movements	0	0
Balance of hedges in equity at end of period	0	(6)
Amounts remaining in equity for continuing hedges	0	(6)
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	0	0
Total gross amount
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	729	809
Changes in the fair value registered in equity	(751)	373
Transfer to the initial value of hedged item	(2)	(9)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	26
Transfer to the income statement of the period - the hedged item has affected profit or loss	967	(469)
Total translation differences	(2)	0
Other movements	0	(1)
Balance of hedges in equity at end of period	941	729
Amounts remaining in equity for continuing hedges	1,082	927
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(141)	(198)
Tax effect
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(227)	(249)
Changes in the fair value registered in equity	180	(100)
Transfer to the initial value of hedged item	1	3
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	(249)	118
Total translation differences	0	0
Other movements	0	1
Balance of hedges in equity at end of period	(295)	(227)
Interest Expense | Derivative instruments | Interest rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Transfer to the income statement of the period - the hedged item has affected profit or loss	116	166
Interest Expense | Derivative instruments | Exchange rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Transfer to the income statement of the period - the hedged item has affected profit or loss	€ (1,093)	€ 369